13. Loans (Details - Narrative) (Sept 2020 Note) - USD ($)	4 Months Ended		5 Months Ended		6 Months Ended	9 Months Ended
	May 04, 2020	Apr. 24, 2020	Jun. 05, 2020	Jun. 04, 2020	Jun. 16, 2020	Sep. 30, 2020	Sep. 30, 2019
Proceeds from loans						$ 405,860	$ 0
Interest expense incurred from loans amount						$ 2,290
EIDL [Member]
Other income					$ 10,000
AVX Design & Integration [Member] | PPP Loan [Member] | JPMorgan Chase Bank [Member]
Proceeds from loans		$ 116,460
Interest rate		0.98%
Term		2 years
AVX Design & Integration [Member] | SBA Loan [Member] | JPMorgan Chase Bank [Member]
Proceeds from loans			$ 56,800
Interest rate			3.75%
Term			30 years
Perfecular [Member] | PPP Loan [Member] | Bank of America [Member]
Proceeds from loans	$ 151,500
Interest rate	1.00%
Term	2 years
Perfecular [Member] | SBA Loan [Member] | Wells Fargo Bank [Member]
Proceeds from loans				$ 81,100
Interest rate				3.75%
Term				30 years